INCOME TAXES (Details 2) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Loss before taxes, as reported in the consolidated statements of operations			$ 7,266	$ 7,462
Federal statutory rate			35.00%	35.00%
Theoretical tax benefit on the above amount at federal statutory tax rate			$ 2,543	$ 2,611
Losses and other items for which a valuation allowance was provided or benefit from loss carry forward			(2,491)	$ (2,611)
Actual tax expense	$ 45	$ 45	$ 52